Document and Entity Information	Jun. 10, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0002071288
Document Type	8-K
Document Period End Date	Jun. 10, 2026
Entity Registrant Name	Lumexa Imaging Holdings, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-43010
Entity Tax Identification Number	41-2605845
Entity Address, Address Line One	4200 Six Forks Road
Entity Address, Address Line Two	Suite 1000
Entity Address, City or Town	Raleigh
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27609
City Area Code	(919)
Local Phone Number	763-1100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	LMRI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false